UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

John Hancock

Lifestyle Portfolios

Quarterly portfolio holdings 3/31/15

Portfolio's investmentsLifestyle Portfolios

As of 3-31-15
Lifestyle Aggressive Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 84.8%
All Cap Core, Class NAV (QS Investors)	10,947,012	$153,258,171
Alpha Opportunities, Class NAV (Wellington)	22,321,492	279,241,862
Blue Chip Growth, Class NAV (T. Rowe Price)	6,823,533	239,574,233
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,193,629	193,513,867
Capital Appreciation, Class NAV (Jennison)	12,194,179	221,690,171
Disciplined Value, Class NAV (Robeco)	5,551,366	105,142,867
Emerging Markets, Class NAV (DFA)	37,158,764	374,931,929
Equity-Income, Class NAV (T. Rowe Price)	12,356,041	245,514,529
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	3,547,041	45,579,478
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	14,611,663	197,549,683
Global Equity, Class NAV (John Hancock) (A)(1)	4,298,189	46,248,512
Global Shareholder Yield, Class NAV (Epoch)	3,938,377	44,543,044
Greater China Opportunities, Class NAV (John Hancock) (A)(1)	589,864	12,811,855
International Core, Class NAV (GMO)	3,554,419	115,696,322
International Growth Opportunities, Class NAV (Baillie Gifford)	6,991,857	92,851,858
International Growth Stock, Class NAV (Invesco)	7,665,484	102,334,213
International Small Cap, Class NAV (Franklin Templeton)	4,787,930	89,534,288
International Small Company, Class NAV (DFA)	8,879,608	87,908,122
International Value Equity, Class NAV (John Hancock) (A)(1)	7,912,226	65,592,351
International Value, Class NAV (Templeton)	14,817,495	232,782,846
Mid Cap Stock, Class NAV (Wellington)	9,081,264	192,431,981
Mid Value, Class NAV (T. Rowe Price)	9,118,576	149,544,641
Select Growth, Class NAV (Baillie Gifford)	537,683	11,635,465
Small Cap Core, Class NAV (Wellington)	3,337,132	34,906,396
Small Cap Growth, Class NAV (Wellington)	3,430,550	36,535,361
Small Cap Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,286,927	34,952,938
Small Cap Value, Class NAV (Wellington)	1,951,681	39,560,582
Small Company Growth, Class NAV (Invesco)	1,614,625	33,277,431
Small Company Value, Class NAV (T. Rowe Price)	1,131,810	39,420,957
Strategic Growth, Class NAV (John Hancock) (A)(1)	13,446,950	222,547,029
U.S. Equity, Class NAV (GMO)	7,290,764	$86,687,181
Value Equity, Class NAV (Barrow Hanley)	5,556,872	57,735,900
Value, Class NAV (Invesco)	5,163,004	64,227,769
Alternative and specialty - 15.2%
Absolute Return Currency, Class NAV (First Quadrant)	5,627,953	48,512,951
Financial Industries, Class NAV (John Hancock) (A)(1)	6,091,971	106,487,646
Global Absolute Return Strategies, Class NAV (Standard Life)	4,088,162	46,318,875
Global Real Estate, Class NAV (Deutsche)	2,322,131	22,501,446
Health Sciences, Class NAV (T. Rowe Price)	3,129,496	58,177,327
Natural Resources, Class NAV (Jennison)	5,404,149	69,119,062
Real Estate Equity, Class NAV (T. Rowe Price)	1,805,358	22,909,999
Redwood, Class NAV (Robeco)	3,093,150	34,210,244
Science & Technology, Class NAV (T. Rowe Price/Allianz)	10,506,151	137,525,516
Seaport, Class NAV (Wellington) (I)	2,073,437	22,289,452
Technical Opportunities, Class NAV (Wellington)	10,056,594	139,686,089
		4,657,502,439
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,567,989,737)		$4,657,502,439
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,567,989,737) - 100.0%		$4,657,502,439
Other assets and liabilities, net - 0.0%		18,267
TOTAL NET ASSETS - 100.0%		$4,657,520,706

As of 3-31-15
Lifestyle Growth Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.1%
All Cap Core, Class NAV (QS Investors)	27,784,848	$388,987,872
Alpha Opportunities, Class NAV (Wellington)	55,797,297	698,024,184
Blue Chip Growth, Class NAV (T. Rowe Price)	19,483,100	684,051,640
Capital Appreciation Value, Class NAV (T.Rowe Price)	57,070,083	681,987,495
Capital Appreciation, Class NAV (Jennison)	33,569,379	610,291,315
Disciplined Value, Class NAV (Robeco)	15,161,743	287,163,417
Emerging Markets, Class NAV (DFA)	80,550,870	812,758,275
Equity-Income, Class NAV (T. Rowe Price)	33,168,851	659,065,078
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	11,399,674	146,485,805

2SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	36,820,324	$497,810,786
Global Equity, Class NAV (John Hancock) (A)(1)	13,786,500	148,342,735
Global Shareholder Yield, Class NAV (Epoch)	18,276,630	206,708,684
International Core, Class NAV (GMO)	8,711,457	283,557,926
International Growth Opportunities, Class NAV (Baillie Gifford)	17,265,301	229,283,199
International Growth Stock, Class NAV (Invesco)	18,803,446	251,026,009
International Small Cap, Class NAV (Franklin Templeton)	11,007,714	205,844,257
International Small Company, Class NAV (DFA)	20,351,609	201,480,931
International Value Equity, Class NAV (John Hancock) (A)(1)	19,630,584	162,737,545
International Value, Class NAV (Templeton)	36,569,868	574,512,631
Mid Cap Stock, Class NAV (Wellington)	23,200,927	491,627,645
Mid Value, Class NAV (T. Rowe Price)	23,233,166	381,023,926
Small Cap Core, Class NAV (Wellington)	7,050,250	73,745,617
Small Cap Growth, Class NAV (Wellington)	7,207,582	76,760,745
Small Cap Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,722,810	73,951,529
Small Cap Value, Class NAV (Wellington)	4,188,172	84,894,237
Small Company Growth, Class NAV (Invesco)	3,369,767	69,450,899
Small Company Value, Class NAV (T. Rowe Price)	2,458,925	85,644,342
Strategic Growth, Class NAV (John Hancock) (A)(1)	36,864,944	610,114,819
U.S. Equity, Class NAV (GMO)	26,876,668	319,563,586
Value Equity, Class NAV (Barrow Hanley)	18,963,104	197,026,654
Value, Class NAV (Invesco)	13,440,505	167,199,876
Fixed income - 14.1%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	15,051,986	155,487,013
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	9,463,763	87,350,537
Core Bond, Class NAV (Wells Capital)	2,904,909	38,402,893
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	15,218,778	142,599,954
Floating Rate Income, Class NAV (WAMCO)	46,964,069	422,676,623
Focused High Yield, Class NAV (John Hancock) (A)(1)	24,023,143	86,723,547
Global Bond, Class NAV (PIMCO) (I)	4,614,065	55,645,625
Global Income, Class NAV (Stone Harbor)	10,479,321	100,287,098
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	7,690,712	71,523,619
High Yield, Class NAV (WAMCO)	5,605,459	48,431,168
Real Return Bond, Class NAV (PIMCO)	6,218,976	$70,087,858
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	22,779,621	226,429,435
Spectrum Income, Class NAV (T. Rowe Price)	13,712,094	145,211,079
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	21,173,246	234,176,099
Total Return, Class NAV (PIMCO)	8,299,431	115,777,058
U.S. High Yield Bond, Class NAV (Wells Capital)	4,946,266	57,178,832
Alternative and specialty - 14.8%
Absolute Return Currency, Class NAV (First Quadrant)	38,389,602	330,918,366
Financial Industries, Class NAV (John Hancock) (A)(1)	16,196,463	283,114,177
Global Absolute Return Strategies, Class NAV (Standard Life)	15,811,456	179,143,795
Global Real Estate, Class NAV (Deutsche)	7,254,435	70,295,478
Health Sciences, Class NAV (T. Rowe Price)	8,713,209	161,978,557
Natural Resources, Class NAV (Jennison)	12,273,998	156,984,432
Real Estate Equity, Class NAV (T. Rowe Price)	5,589,897	70,935,787
Redwood, Class NAV (Robeco)	10,855,866	120,065,883
Science & Technology, Class NAV (T. Rowe Price/Allianz)	27,776,817	363,598,529
Seaport, Class NAV (Wellington) (I)	4,475,646	48,113,192
Technical Opportunities, Class NAV (Wellington)	26,471,118	367,683,824
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,709,884,984)		$14,571,944,117
Total Investments (Lifestyle Growth Portfolio) (Cost $11,709,884,984) - 100.0%		$14,571,944,117
Other assets and liabilities, net - 0.0%		1,696,993
TOTAL NET ASSETS - 100.0%		$14,573,641,110

As of 3-31-15
Lifestyle Balanced Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 53.0%
All Cap Core, Class NAV (QS Investors)	17,721,602	$248,102,423
Alpha Opportunities, Class NAV (Wellington)	40,062,529	501,182,237
Blue Chip Growth, Class NAV (T. Rowe Price)	14,878,988	522,401,274
Capital Appreciation Value, Class NAV (T.Rowe Price)	57,196,829	683,502,101
Capital Appreciation, Class NAV (Jennison)	23,986,613	436,076,624
Disciplined Value, Class NAV (Robeco)	12,273,904	232,467,755

SEE NOTES TO FUND'S INVESTMENTS3

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Emerging Markets, Class NAV (DFA)	55,752,323	$562,540,938
Equity-Income, Class NAV (T. Rowe Price)	25,262,455	501,964,978
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	10,671,295	137,126,147
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	27,247,049	368,380,109
Global Equity, Class NAV (John Hancock) (A)(1)	13,231,429	142,370,179
Global Shareholder Yield, Class NAV (Epoch)	18,187,320	205,698,587
International Core, Class NAV (GMO)	7,202,224	234,432,393
International Growth Opportunities, Class NAV (Baillie Gifford)	14,146,749	187,868,823
International Growth Stock, Class NAV (Invesco)	15,365,863	205,134,276
International Small Cap, Class NAV (Franklin Templeton)	8,331,815	155,804,938
International Small Company, Class NAV (DFA)	15,378,941	152,251,513
International Value Equity, Class NAV (John Hancock) (A)(1)	15,871,023	131,570,779
International Value, Class NAV (Templeton)	29,906,102	469,824,869
Mid Cap Stock, Class NAV (Wellington)	16,921,485	358,566,273
Mid Value, Class NAV (T. Rowe Price)	17,291,652	283,583,099
Small Cap Core, Class NAV (Wellington)	5,543,630	57,986,372
Small Cap Growth, Class NAV (Wellington)	5,683,470	60,528,958
Small Cap Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,146,906	58,309,974
Small Cap Value, Class NAV (Wellington)	3,382,969	68,572,776
Small Company Growth, Class NAV (Invesco)	2,639,298	54,395,932
Small Company Value, Class NAV (T. Rowe Price)	1,999,312	69,636,039
Strategic Growth, Class NAV (John Hancock) (A)(1)	26,365,800	436,353,997
U.S. Equity, Class NAV (GMO)	25,720,285	305,814,191
Value Equity, Class NAV (Barrow Hanley)	13,532,160	140,599,148
Value, Class NAV (Invesco)	10,268,946	127,745,688
Fixed income - 33.8%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	52,877,237	546,221,859
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	16,906,695	156,048,798
Core Bond, Class NAV (Wells Capital)	15,150,485	200,289,411
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	21,347,435	200,025,470
Floating Rate Income, Class NAV (WAMCO)	99,196,883	892,771,946
Focused High Yield, Class NAV (John Hancock) (A)(1)	45,712,165	165,020,916
Global Bond, Class NAV (PIMCO) (I)	15,162,448	182,859,127
Global Income, Class NAV (Stone Harbor)	18,753,303	$179,469,114
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	17,982,038	167,232,951
High Yield, Class NAV (WAMCO)	11,345,546	98,025,520
Investment Quality Bond, Class NAV (Wellington)	16,054,723	200,202,395
Real Return Bond, Class NAV (PIMCO)	13,249,846	149,325,761
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	54,732,625	544,042,294
Spectrum Income, Class NAV (T. Rowe Price)	36,283,922	384,246,732
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	55,512,754	613,971,056
Total Return, Class NAV (PIMCO)	27,002,201	376,680,697
U.S. High Yield Bond, Class NAV (Wells Capital)	10,019,106	115,820,860
Alternative and specialty - 13.2%
Absolute Return Currency, Class NAV (First Quadrant)	40,692,663	350,770,757
Financial Industries, Class NAV (John Hancock) (A)(1)	14,284,709	249,696,718
Global Absolute Return Strategies, Class NAV (Standard Life)	19,659,741	222,744,863
Global Real Estate, Class NAV (Deutsche)	11,516,411	111,594,023
Health Sciences, Class NAV (T. Rowe Price)	7,898,773	146,838,198
Natural Resources, Class NAV (Jennison)	12,385,561	158,411,329
Real Estate Equity, Class NAV (T. Rowe Price)	5,885,377	74,685,434
Redwood, Class NAV (Robeco)	11,054,175	122,259,174
Science & Technology, Class NAV (T. Rowe Price/Allianz)	23,380,524	306,051,062
Seaport, Class NAV (Wellington) (I)	4,439,014	47,719,396
Technical Opportunities, Class NAV (Wellington)	16,624,409	230,913,043
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,883,095,091)		$15,294,732,294
Total Investments (Lifestyle Balanced Portfolio) (Cost $12,883,095,091) - 100.0%		$15,294,732,294
Other assets and liabilities, net - 0.0%		1,470,118
TOTAL NET ASSETS - 100.0%		$15,296,202,412

As of 3-31-15
Lifestyle Moderate Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 38.2%
Alpha Opportunities, Class NAV (Wellington)	8,108,210	$101,433,708

4SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Blue Chip Growth, Class NAV (T. Rowe Price)	3,614,118	$126,891,672
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,700,685	199,573,190
Capital Appreciation, Class NAV (Jennison)	5,598,444	101,779,720
Emerging Markets, Class NAV (DFA)	9,732,275	98,198,654
Equity-Income, Class NAV (T. Rowe Price)	7,803,833	155,062,168
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	3,173,589	40,780,625
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	11,215,526	151,633,913
Global Equity, Class NAV (John Hancock) (A)(1)	3,678,703	39,582,845
Global Shareholder Yield, Class NAV (Epoch)	5,185,462	58,647,570
International Core, Class NAV (GMO)	1,400,812	45,596,417
International Growth Opportunities, Class NAV (Baillie Gifford)	2,850,400	37,853,309
International Growth Stock, Class NAV (Invesco)	3,094,207	41,307,664
International Small Cap, Class NAV (Franklin Templeton)	1,770,496	33,108,266
International Small Company, Class NAV (DFA)	3,294,259	32,613,167
International Value Equity, Class NAV (John Hancock) (A)(1)	3,142,319	26,049,822
International Value, Class NAV (Templeton)	5,815,654	91,363,917
Mid Cap Stock, Class NAV (Wellington)	3,422,386	72,520,361
Mid Value, Class NAV (T. Rowe Price)	4,826,598	79,156,211
Small Cap Growth, Class NAV (Wellington)	1,490,952	15,878,641
Small Cap Value, Class NAV (Wellington)	911,968	18,485,582
Small Company Growth, Class NAV (Invesco)	678,442	13,982,684
Small Company Value, Class NAV (T. Rowe Price)	530,737	18,485,582
Strategic Growth, Class NAV (John Hancock) (A)(1)	6,152,696	101,827,119
U.S. Equity, Class NAV (GMO)	7,653,990	91,005,943
Fixed income - 54.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	36,393,746	375,947,391
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	8,464,238	78,124,916
Core Bond, Class NAV (Wells Capital)	11,187,129	147,893,848
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	9,250,077	86,673,224
Floating Rate Income, Class NAV (WAMCO)	45,456,044	409,104,394
Focused High Yield, Class NAV (John Hancock) (A)(1)	19,325,787	69,766,093
Global Bond, Class NAV (PIMCO) (I)	8,992,596	$108,450,711
Global Income, Class NAV (Stone Harbor)	7,590,581	72,641,863
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	5,471,320	50,883,280
High Yield, Class NAV (WAMCO)	5,355,801	46,274,124
Investment Quality Bond, Class NAV (Wellington)	11,848,613	147,752,202
Real Return Bond, Class NAV (PIMCO)	5,470,012	61,647,032
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	19,913,279	197,937,992
Spectrum Income, Class NAV (T. Rowe Price)	14,172,489	150,086,660
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	21,677,759	239,756,013
Total Return, Class NAV (PIMCO)	18,890,388	263,520,909
U.S. High Yield Bond, Class NAV (Wells Capital)	4,510,446	52,140,756
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV (First Quadrant)	12,528,520	107,995,846
Enduring Equity, Class NAV (Wellington)	2,162,204	23,113,960
Global Absolute Return Strategies, Class NAV (Standard Life)	7,586,372	85,953,591
Global Real Estate, Class NAV (Deutsche)	2,396,196	23,219,144
Natural Resources, Class NAV (Jennison)	2,735,344	34,985,045
Real Estate Equity, Class NAV (T. Rowe Price)	1,832,494	23,254,343
Redwood, Class NAV (Robeco)	3,287,069	36,354,978
Seaport, Class NAV (Wellington) (I)	1,292,187	13,891,009
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,216,545,363)		$4,700,188,074
Total Investments (Lifestyle Moderate Portfolio) (Cost $4,216,545,363) - 100.0%		$4,700,188,074
Other assets and liabilities, net - 0.0%		588,251
TOTAL NET ASSETS - 100.0%		$4,700,776,325

As of 3-31-15
Lifestyle Conservative Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.1%
Equity - 18.0%
Alpha Opportunities, Class NAV (Wellington)	2,592,184	$32,428,216
Blue Chip Growth, Class NAV (T. Rowe Price)	1,544,067	54,212,192
Capital Appreciation Value, Class NAV (T.Rowe Price)	9,013,620	107,712,756
Capital Appreciation, Class NAV (Jennison)	787,907	14,324,152
Emerging Markets, Class NAV (DFA)	3,036,374	30,637,011

SEE NOTES TO FUND'S INVESTMENTS5

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Equity-Income, Class NAV (T. Rowe Price)	2,852,739	$56,683,916
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	1,718,077	22,077,295
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	3,755,517	50,774,589
Global Equity, Class NAV (John Hancock) (A)(1)	2,631,524	28,315,203
Global Shareholder Yield, Class NAV (Epoch)	2,805,471	31,729,879
International Core, Class NAV (GMO)	569,578	18,539,752
International Growth Stock, Class NAV (Invesco)	2,162,179	28,865,087
International Value, Class NAV (Templeton)	3,194,379	50,183,697
Mid Cap Stock, Class NAV (Wellington)	1,294,215	27,424,406
Mid Value, Class NAV (T. Rowe Price)	1,182,803	19,397,972
Small Cap Growth, Class NAV (Wellington)	844,731	8,996,390
Small Cap Value, Class NAV (Wellington)	232,850	4,719,874
Small Company Value, Class NAV (T. Rowe Price)	134,469	4,683,568
Strategic Growth, Class NAV (John Hancock) (A)(1)	874,386	14,471,089
U.S. Equity, Class NAV (GMO)	3,870,369	46,018,691
Fixed income - 71.7%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	40,003,271	413,233,791
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	7,198,186	66,439,256
Core Bond, Class NAV (Wells Capital)	12,535,952	165,725,281
Core High Yield, Class NAV (John Hancock) (A)(2)	6,822,327	70,747,528
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	9,647,788	90,399,775
Floating Rate Income, Class NAV (WAMCO)	40,148,056	361,332,506
Global Bond, Class NAV (PIMCO) (I)	9,607,335	115,864,465
Global Income, Class NAV (Stone Harbor)	4,259,113	40,759,712
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	3,855,351	$35,854,760
High Yield, Class NAV (WAMCO)	1,601,327	13,835,463
Investment Quality Bond, Class NAV (Wellington)	13,291,130	165,740,385
Real Return Bond, Class NAV (PIMCO)	8,607,926	97,011,323
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	17,076,154	169,736,969
Short Term Government Income, Class NAV (John Hancock) (A)(1)	15,046,969	146,407,012
Spectrum Income, Class NAV (T. Rowe Price)	12,335,724	130,635,317
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	18,724,477	207,092,718
Total Return, Class NAV (PIMCO)	20,520,333	286,258,650
U.S. High Yield Bond, Class NAV (Wells Capital)	1,829,454	21,148,493
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV (First Quadrant)	14,864,462	128,131,660
Enduring Equity, Class NAV (Wellington)	6,640,573	70,987,723
Global Absolute Return Strategies, Class NAV (Standard Life)	8,553,788	96,914,419
Global Real Estate, Class NAV (Deutsche)	1,841,822	17,847,258
Natural Resources, Class NAV (Jennison)	1,047,873	13,402,297
Real Estate Equity, Class NAV (T. Rowe Price)	1,409,037	17,880,674
Redwood, Class NAV (Robeco)	1,929,903	21,344,724
Seaport, Class NAV (Wellington) (I)	751,000	8,073,250
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,429,105,088)		$3,625,001,144
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,429,105,088) - 100.1%		$3,625,001,144
Other assets and liabilities, net - (0.1%)		(1,875,793)
TOTAL NET ASSETS - 100.0%		$3,623,125,351

6SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

Key to Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Brandywine Global	(Brandywine)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, Inc.	(QS Investors)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Portfolio's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The costs of investments owned at March 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive Portfolio	$3,657,936,230	$1,017,879,729	($18,313,520)	$999,566,209
Lifestyle Growth Portfolio	11,981,506,759	2,684,167,618	(93,730,260)	2,590,437,358
Lifestyle Balanced Portfolio	13,187,251,651	2,240,712,143	(133,231,500)	2,107,480,643
Lifestyle Moderate Portfolio	4,267,187,676	501,262,239	(68,261,841)	433,000,398
Lifestyle Conservative Portfolio	3,473,320,412	212,083,359	(60,402,627)	151,680,732

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive Portfolio
All Cap Core	11,221,366	—	(274,354)	10,947,012	—	—	$162,106	$153,258,171
Alpha Opportunities	22,776,609	—	(455,117)	22,321,492	—	—	(77,409)	279,241,862
Blue Chip Growth	7,146,588	—	(323,055)	6,823,533	—	—	371,083	239,574,233
Capital Appreciation Value	15,628,953	564,676	—	16,193,629	—	—	—	193,513,867
Capital Appreciation	12,805,081	—	(610,902)	12,194,179	—	—	319,371	221,690,171
Disciplined Value	5,551,366	—	—	5,551,366	—	—	—	105,142,867
Emerging Markets	38,100,491	—	(941,727)	37,158,764	—	—	(1,519,806)	374,931,929
Equity-Income	12,308,384	47,657	—	12,356,041	$952,177	—	—	245,514,529
Fundamental Global Franchise	3,619,481	—	(72,440)	3,547,041	—	—	(11,978)	45,579,478
Fundamental Large Cap Value	14,611,663	—	—	14,611,663	—	—	—	197,549,683
Global Equity	4,381,680	—	(83,491)	4,298,189	—	—	(2,309)	46,248,512
Global Shareholder Yield	4,032,452	22,411	(116,486)	3,938,377	257,044	—	31,653	44,543,044
Greater China Opportunities	589,864	—	—	589,864	—	—	—	12,811,855
International Core	3,554,419	—	—	3,554,419	—	—	—	115,696,322
International Growth Opportunities	6,991,857	—	—	6,991,857	—	—	—	92,851,858
International Growth Stock	7,665,484	—	—	7,665,484	—	—	—	102,334,213
International Small Cap	4,610,376	205,147	(27,593)	4,787,930	—	—	(13,011)	89,534,288
International Small Company	8,489,395	390,213	—	8,879,608	—	—	—	87,908,122
International Value Equity	7,912,226	—	—	7,912,226	—	—	—	65,592,351
International Value	14,122,049	695,446	—	14,817,495	—	—	—	232,782,846
Mid Cap Stock	9,473,811	—	(392,547)	9,081,264	—	—	(320,592)	192,431,981
Mid Value	9,329,141	—	(210,565)	9,118,576	—	—	8,444	149,544,641
Select Growth	552,742	—	(15,059)	537,683	—	—	56,170	11,635,465

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Small Cap Core	3,482,110	—	(144,978)	3,337,132	—	—	55,423	34,906,396
Small Cap Growth	3,565,456	—	(134,906)	3,430,550	—	—	23,437	36,535,361
Small Cap Opportunities	1,311,508	—	(24,581)	1,286,927	—	—	(85,533)	34,952,938
Small Cap Value	2,009,699	—	(58,018)	1,951,681	—	—	40,307	39,560,582
Small Company Growth	1,685,315	—	(70,690)	1,614,625	—	—	50,086	33,277,431
Small Company Value	1,134,518	—	(2,708)	1,131,810	—	—	1,251	39,420,957
Strategic Growth	13,899,338	—	(452,388)	13,446,950	—	—	363,427	222,547,029
U.S. Equity	7,290,764	—	—	7,290,764	—	—	—	86,687,181
Value Equity	5,571,558	—	(14,686)	5,556,872	—	—	3,378	57,735,900
Value	5,291,183	—	(128,179)	5,163,004	—	—	20,435	64,227,769
Absolute Return Currency	5,308,985	375,447	(56,479)	5,627,953	—	—	(16,379)	48,512,951
Financial Industries	6,091,971	—	—	6,091,971	—	—	—	106,487,646
Global Absolute Return Strategies	4,088,162	—	—	4,088,162	—	—	—	46,318,875
Global Real Estate	2,471,014	21,829	(170,712)	2,322,131	—	—	348,675	22,501,446
Health Sciences	3,517,552	—	(388,056)	3,129,496	—	—	532,023	58,177,327
Natural Resources	5,404,149	—	—	5,404,149	—	—	—	69,119,062
Real Estate Equity	1,913,905	42,029	(150,576)	1,805,358	—	—	449,734	22,909,999
Redwood	3,105,624	—	(12,474)	3,093,150	—	—	(7,609)	34,210,244
Science & Technology	10,842,957	—	(336,806)	10,506,151	—	—	86,483	137,525,516
Seaport	2,020,708	52,729	—	2,073,437	—	—	—	22,289,452
Technical Opportunities	10,514,061	—	(457,467)	10,056,594	—	—	(218,992)	139,686,089
					$1,209,221	—	$649,868	$4,657,502,439
Lifestyle Growth Portfolio
Absolute Return Currency	36,120,341	2,269,261	—	38,389,602	—	—	—	$330,918,366
Active Bond	15,085,292	105,509	(138,815)	15,051,986	$1,089,897	—	523	155,487,013
All Cap Core	28,858,658	—	(1,073,810)	27,784,848	—	—	166,961	388,987,872
Alpha Opportunities	57,261,066	—	(1,463,769)	55,797,297	—	—	(169,121)	698,024,184
Asia Pacific Total Return Bond	9,463,763	—	—	9,463,763	—	—	—	87,350,537
Blue Chip Growth	20,522,391	—	(1,039,291)	19,483,100	—	—	1,270,655	684,051,640
Capital Appreciation	35,257,206	—	(1,687,827)	33,569,379	—	—	906,063	610,291,315
Capital Appreciation Value	56,547,253	522,830	—	57,070,083	—	—	—	681,987,495
Core Bond	2,939,663	8,348	(43,102)	2,904,909	110,272	—	7,650	38,402,893
Disciplined Value	15,161,743	—	—	15,161,743	—	—	—	287,163,417
Emerging Markets	80,550,870	—	—	80,550,870	—	—	—	812,758,275
Emerging Markets Debt	14,930,715	288,063	—	15,218,778	1,732,427	—	—	142,599,954
Equity-Income	33,040,921	127,930	—	33,168,851	2,556,046	—	—	659,065,078
Financial Industries	16,196,463	—	—	16,196,463	—	—	—	283,114,177
Floating Rate Income	46,732,522	587,048	(355,501)	46,964,069	5,269,274	—	(169,587)	422,676,623
Focused High Yield	24,461,030	448,282	(886,169)	24,023,143	1,582,091	—	(193,984)	86,723,547
Fundamental Global Franchise	11,723,181	110,249	(433,756)	11,399,674	—	—	(255,789)	146,485,805
Fundamental Large Cap Value	36,820,324	—	—	36,820,324	—	—	—	497,810,786
Global Absolute Return Strategies	15,785,926	25,530	—	15,811,456	—	—	—	179,143,795
Global Bond	4,469,993	144,072	—	4,614,065	—	—	—	55,645,625
Global Equity	13,762,980	155,582	(132,062)	13,786,500	—	—	(150,390)	148,342,735
Global Income	10,685,892	159,938	(366,509)	10,479,321	1,531,468	—	(331,699)	100,287,098
Global Real Estate	7,798,535	—	(544,100)	7,254,435	—	—	1,258,527	70,295,478
Global Shareholder Yield	18,436,659	360,366	(520,395)	18,276,630	1,192,852	—	(432,542)	206,708,684
Global Short Duration Credit	7,775,251	114,059	(198,598)	7,690,712	1,060,402	—	(154,598)	71,523,619
Health Sciences	9,943,780	—	(1,230,571)	8,713,209	—	—	1,623,752	161,978,557
High Yield	5,920,552	85,653	(400,746)	5,605,459	738,329	—	557,000	48,431,168
International Core	8,558,206	153,251	—	8,711,457	—	—	—	283,557,926
International Growth Opportunities	17,265,301	—	—	17,265,301	—	—	—	229,283,199

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Growth Stock	18,803,446	—	—	18,803,446	—	—	—	251,026,009
International Small Cap	10,732,390	275,324	—	11,007,714	—	—	—	205,844,257
International Small Company	19,756,195	595,414	—	20,351,609	—	—	—	201,480,931
International Value	34,325,714	2,244,154	—	36,569,868	—	—	—	574,512,631
International Value Equity	19,312,324	318,260	—	19,630,584	—	—	—	162,737,545
Mid Cap Stock	24,342,443	—	(1,141,516)	23,200,927	—	—	(870,848)	491,627,645
Mid Value	23,780,887	—	(547,721)	23,233,166	—	—	(11,088)	381,023,926
Natural Resources	12,273,998	—	—	12,273,998	—	—	—	156,984,432
Real Estate Equity	6,047,596	35,356	(493,055)	5,589,897	—	—	1,210,851	70,935,787
Real Return Bond	6,151,888	67,088	—	6,218,976	—	—	—	70,087,858
Redwood	10,971,653	—	(115,787)	10,855,866	—	—	(69,949)	120,065,883
Science & Technology	28,665,217	—	(888,400)	27,776,817	—	—	268,382	363,598,529
Seaport	4,475,646	—	—	4,475,646	—	—	—	48,113,192
Short Duration Credit Opportunities	22,293,162	576,824	(90,365)	22,779,621	2,074,303	—	(41,568)	226,429,435
Small Cap Core	7,398,678	—	(348,428)	7,050,250	—	—	118,062	73,745,617
Small Cap Growth	7,533,925	—	(326,343)	7,207,582	—	—	62,527	76,760,745
Small Cap Opportunities	2,797,779	—	(74,969)	2,722,810	—	—	(263,590)	73,951,529
Small Cap Value	4,337,375	—	(149,203)	4,188,172	—	—	105,678	84,894,237
Small Company Growth	3,537,444	—	(167,677)	3,369,767	—	—	123,790	69,450,899
Small Company Value	2,478,926	—	(20,001)	2,458,925	—	—	10,601	85,644,342
Spectrum Income	13,179,629	532,465	—	13,712,094	719,456	—	—	145,211,079
Strategic Growth	38,223,128	—	(1,358,184)	36,864,944	—	—	433,222	610,114,819
Strategic Income Opportunities	20,772,203	654,660	(253,617)	21,173,246	1,882,161	—	7,960	234,176,099
Technical Opportunities	27,863,282	—	(1,392,164)	26,471,118	—	—	(624,003)	367,683,824
Total Return	8,299,431	—	—	8,299,431	—	—	—	115,777,058
U.S. Equity	27,070,909	—	(194,241)	26,876,668	—	—	(131,623)	319,563,586
U.S. High Yield Bond	5,050,026	64,191	(167,951)	4,946,266	740,757	—	50,380	57,178,832
Value	13,853,078	—	(412,573)	13,440,505	—	—	73,555	167,199,876
Value Equity	18,993,069	—	(29,965)	18,963,104	—	—	6,892	197,026,654
					$22,279,735	—	$4,392,652	$14,571,944,117
Lifestyle Balanced Portfolio
Absolute Return Currency	38,174,313	2,518,350	—	40,692,663	—	—	—	$350,770,757
Active Bond	52,703,716	370,646	(197,125)	52,877,237	$3,828,781	—	—	546,221,859
All Cap Core	18,314,663	—	(593,061)	17,721,602	—	—	$87,342	248,102,423
Alpha Opportunities	41,403,053	—	(1,340,524)	40,062,529	—	—	(1,405,342)	501,182,237
Asia Pacific Total Return Bond	16,906,695	—	—	16,906,695	—	—	7,885	156,048,798
Blue Chip Growth	15,783,054	—	(904,066)	14,878,988	—	—	1,209,762	522,401,274
Capital Appreciation	25,370,046	—	(1,383,433)	23,986,613	—	—	837,895	436,076,624
Capital Appreciation Value	56,661,302	535,527	—	57,196,829	—	—	—	683,502,101
Core Bond	15,079,228	71,257	—	15,150,485	575,122	—	—	200,289,411
Disciplined Value	12,273,904	—	—	12,273,904	—	—	—	232,467,755
Emerging Markets	55,752,323	—	—	55,752,323	—	—	—	562,540,938
Emerging Markets Debt	21,087,058	260,377	—	21,347,435	2,444,563	—	—	200,025,470
Equity-Income	25,165,019	97,436	—	25,262,455	1,946,766	—	—	501,964,978
Financial Industries	14,284,709	—	—	14,284,709	—	—	—	249,696,718
Floating Rate Income	99,612,529	1,244,551	(1,660,197)	99,196,883	11,171,957	—	(1,079,734)	892,771,946
Focused High Yield	46,513,241	852,622	(1,653,698)	45,712,165	3,009,096	—	(368,987)	165,020,916
Fundamental Global Franchise	10,922,464	235,874	(487,043)	10,671,295	—	—	(3,653)	137,126,147
Fundamental Large Cap Value	27,247,049	—	—	27,247,049	—	—	—	368,380,109
Global Absolute Return Strategies	19,535,967	123,774	—	19,659,741	—	—	—	222,744,863
Global Bond	15,162,448	—	—	15,162,448	—	—	—	182,859,127
Global Equity	13,262,545	284,905	(316,021)	13,231,429	—	—	(368,684)	142,370,179

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Income	19,287,222	287,833	(821,752)	18,753,303	2,756,363	—	(768,346)	179,469,114
Global Real Estate	12,359,581	—	(843,170)	11,516,411	—	—	2,082,645	111,594,023
Global Shareholder Yield	18,119,666	521,386	(453,732)	18,187,320	1,187,023	—	(250,371)	205,698,587
Global Short Duration Credit	18,071,510	265,644	(355,116)	17,982,038	2,469,555	—	(279,055)	167,232,951
Health Sciences	9,080,630	—	(1,181,857)	7,898,773	—	—	1,720,807	146,838,198
High Yield	12,246,463	173,363	(1,074,280)	11,345,546	1,494,391	—	1,886,405	98,025,520
International Core	7,161,571	40,653	—	7,202,224	—	—	—	234,432,393
International Growth Opportunities	14,146,749	—	—	14,146,749	—	—	—	187,868,823
International Growth Stock	15,365,863	—	—	15,365,863	—	—	—	205,134,276
International Small Cap	8,228,088	103,727	—	8,331,815	—	—	—	155,804,938
International Small Company	15,096,820	282,121	—	15,378,941	—	—	—	152,251,513
International Value	28,361,797	1,544,305	—	29,906,102	—	—	—	469,824,869
International Value Equity	15,871,023	—	—	15,871,023	—	—	—	131,570,779
Investment Quality Bond	15,874,804	179,919	—	16,054,723	906,020	—	—	200,202,395
Mid Cap Stock	17,879,075	—	(957,590)	16,921,485	—	—	(674,060)	358,566,273
Mid Value	17,823,947	—	(532,295)	17,291,652	—	—	28,169	283,583,099
Natural Resources	12,385,561	—	—	12,385,561	—	—	—	158,411,329
Real Estate Equity	6,382,013	—	(496,636)	5,885,377	—	—	1,820,316	74,685,434
Real Return Bond	13,349,453	—	(99,607)	13,249,846	—	—	(33,867)	149,325,761
Redwood	11,119,638	—	(65,463)	11,054,175	—	—	(35,538)	122,259,174
Science & Technology	24,224,245	—	(843,721)	23,380,524	—	—	263,183	306,051,062
Seaport	4,439,014	—	—	4,439,014	—	—	—	47,719,396
Short Duration Credit Opportunities	54,067,343	1,020,744	(355,462)	54,732,625	5,008,734	—	(216,648)	544,042,294
Small Cap Core	5,858,570	—	(314,940)	5,543,630	—	—	114,472	57,986,372
Small Cap Growth	5,982,643	—	(299,173)	5,683,470	—	—	71,712	60,528,958
Small Cap Opportunities	2,221,554	—	(74,648)	2,146,906	—	—	(261,043)	58,309,974
Small Cap Value	3,528,159	—	(145,190)	3,382,969	—	—	111,790	68,572,776
Small Company Growth	2,790,140	—	(150,842)	2,639,298	—	—	119,462	54,395,932
Small Company Value	2,029,769	—	(30,457)	1,999,312	—	—	16,142	69,636,039
Spectrum Income	35,470,819	911,584	(98,481)	36,283,922	1,903,772	—	(2,078)	384,246,732
Strategic Growth	27,529,692	—	(1,163,892)	26,365,800	—	—	1,342,666	436,353,997
Strategic Income Opportunities	55,931,757	1,275,906	(1,694,909)	55,512,754	4,967,898	—	(383,760)	613,971,056
Technical Opportunities	17,621,949	—	(997,540)	16,624,409	—	—	(629,481)	230,913,043
Total Return	27,283,892	—	(281,691)	27,002,201	—	—	103,715	376,680,697
U.S. Equity	25,974,572	—	(254,287)	25,720,285	—	—	(142,964)	305,814,191
U.S. High Yield Bond	10,532,498	130,024	(643,416)	10,019,106	1,500,470	—	148,126	115,820,860
Value	10,658,702	—	(389,756)	10,268,946	—	—	71,207	127,745,688
Value Equity	13,560,434	—	(28,274)	13,532,160	—	—	6,503	140,599,148
					$45,170,511	—	$5,146,593	$15,294,732,294
Lifestyle Moderate Portfolio
Absolute Return Currency	11,747,892	780,628	—	12,528,520	—	—	—	$107,995,846
Active Bond	36,930,439	255,105	(791,798)	36,393,746	$2,635,230	—	(102,501)	375,947,391
Alpha Opportunities	8,448,036	—	(339,826)	8,108,210	—	—	(250,619)	101,433,708
Asia Pacific Total Return Bond	8,464,238	—	—	8,464,238	—	—	—	78,124,916
Blue Chip Growth	3,865,064	—	(250,946)	3,614,118	—	—	436,275	126,891,672
Capital Appreciation	5,969,754	—	(371,310)	5,598,444	—	—	317,576	101,779,720
Capital Appreciation Value	16,641,788	141,185	(82,288)	16,700,685	—	—	(49,373)	199,573,190
Core Bond	10,882,488	304,641	—	11,187,129	424,670	—	—	147,893,848
Emerging Markets	9,732,275	—	—	9,732,275	—	—	—	98,198,654
Emerging Markets Debt	9,137,253	112,824	—	9,250,077	1,059,256	—	—	86,673,224
Enduring Equity	2,223,322	—	(61,118)	2,162,204	—	—	57,949	23,113,960
Equity-Income	7,785,636	30,099	(11,902)	7,803,833	601,376	—	(13,806)	155,062,168

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Floating Rate Income	45,762,612	572,032	(878,600)	45,456,044	5,134,935	—	(757,877)	409,104,394
Focused High Yield	19,734,978	361,309	(770,500)	19,325,787	1,275,158	—	(167,991)	69,766,093
Fundamental Global Franchise	3,212,952	97,028	(136,391)	3,173,589	—	—	(65,840)	40,780,625
Fundamental Large Cap Value	11,329,665	—	(114,139)	11,215,526	—	—	(36,266)	151,633,913
Global Absolute Return Strategies	7,414,353	172,019	—	7,586,372	—	—	—	85,953,591
Global Bond	8,992,596	—	—	8,992,596	—	—	—	108,450,711
Global Equity	3,663,615	118,394	(103,306)	3,678,703	—	—	(110,849)	39,582,845
Global Income	7,842,103	116,852	(368,374)	7,590,581	1,119,054	—	(401,639)	72,641,863
Global Real Estate	2,569,596	—	(173,400)	2,396,196	—	—	654,150	23,219,144
Global Shareholder Yield	5,115,861	205,523	(135,922)	5,185,462	338,437	—	(86,373)	58,647,570
Global Short Duration Credit	5,577,807	81,588	(188,075)	5,471,320	758,599	—	(147,643)	50,883,280
High Yield	5,609,743	81,838	(335,780)	5,355,801	705,445	—	(808)	46,274,124
International Core	1,461,546	—	(60,734)	1,400,812	—	—	(4,959)	45,596,417
International Growth Opportunities	2,850,400	—	—	2,850,400	—	—	—	37,853,309
International Growth Stock	3,094,207	—	—	3,094,207	—	—	—	41,307,664
International Small Cap	1,770,496	—	—	1,770,496	—	—	—	33,108,266
International Small Company	3,294,259	—	—	3,294,259	—	—	—	32,613,167
International Value	5,943,123	—	(127,469)	5,815,654	—	—	(307,416)	91,363,917
International Value Equity	3,262,367	—	(120,048)	3,142,319	—	—	(77,088)	26,049,822
Investment Quality Bond	11,465,478	383,135	—	11,848,613	668,656	—	—	147,752,202
Mid Cap Stock	3,645,628	—	(223,242)	3,422,386	—	—	(41,081)	72,520,361
Mid Value	5,015,859	—	(189,261)	4,826,598	—	—	17,516	79,156,211
Natural Resources	2,735,344	—	—	2,735,344	—	—	—	34,985,045
Real Estate Equity	1,990,261	—	(157,767)	1,832,494	—	—	971,131	23,254,343
Real Return Bond	5,489,534	—	(19,522)	5,470,012	—	—	(7,809)	61,647,032
Redwood	3,333,133	—	(46,064)	3,287,069	—	—	1,698	36,354,978
Seaport	1,292,187	—	—	1,292,187	—	—	—	13,891,009
Short Duration Credit Opportunities	19,727,274	383,177	(197,172)	19,913,279	1,822,370	—	(115,318)	197,937,992
Small Cap Growth	1,582,268	—	(91,316)	1,490,952	—	—	28,651	15,878,641
Small Cap Value	958,885	—	(46,917)	911,968	—	—	31,347	18,485,582
Small Company Growth	3,513,221	(2,790,140)	(44,639)	678,442	—	—	37,493	13,982,684
Small Company Value	2,572,997	(2,029,769)	(12,491)	530,737	—	—	4,894	18,485,582
Spectrum Income	49,466,716	(35,110,034)	(184,193)	14,172,489	743,613	—	2,578	150,086,660
Strategic Growth	34,006,523	(27,529,692)	(324,135)	6,152,696	—	—	411,830	101,827,119
Strategic Income Opportunities	77,649,532	(55,431,968)	(539,805)	21,677,759	1,939,011	—	(56,698)	239,756,013
Total Return	47,440,181	(27,283,892)	(1,265,901)	18,890,388	—	—	(28,146)	263,520,909
U.S. Equity	33,739,923	(25,974,573)	(111,360)	7,653,990	—	—	2,980	91,005,943
U.S. High Yield Bond	15,222,430	(10,473,939)	(238,045)	4,510,446	675,772	—	(145,402)	52,140,756
					$19,901,582	—	$566	$4,700,188,074
Lifestyle Conservative Portfolio
Absolute Return Currency	14,287,229	577,233	—	14,864,462	—	—	—	$128,131,660
Active Bond	41,206,273	281,969	(1,484,971)	40,003,271	$2,912,739	—	($128,393)	413,233,791
Alpha Opportunities	2,759,454	—	(167,270)	2,592,184	—	—	(178,576)	32,428,216
Asia Pacific Total Return Bond	7,198,186	—	—	7,198,186	—	—	—	66,439,256
Blue Chip Growth	1,698,804	—	(154,737)	1,544,067	—	—	617,353	54,212,192
Capital Appreciation	863,699	—	(75,792)	787,907	—	—	(30,407)	14,324,152
Capital Appreciation Value	9,272,222	138,254	(396,856)	9,013,620	—	—	(355,100)	107,712,756
Core Bond	12,142,221	393,731	—	12,535,952	470,316	—	—	165,725,281
Core High Yield	7,288,442	116,746	(582,861)	6,822,327	1,207,682	—	(389,208)	70,747,528
Emerging Markets	3,036,374	—	—	3,036,374	—	—	—	30,637,011
Emerging Markets Debt	9,530,113	117,675	—	9,647,788	1,104,799	—	—	90,399,775
Enduring Equity	6,907,183	—	(266,610)	6,640,573	—	—	267,546	70,987,723

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Equity-Income	2,912,761	11,003	(71,025)	2,852,739	219,837	—	(7,212)	56,683,916
Floating Rate Income	41,250,877	513,314	(1,616,135)	40,148,056	4,608,738	—	(826,006)	361,332,506
Fundamental Global Franchise	1,743,784	109,609	(135,316)	1,718,077	—	—	(55,792)	22,077,295
Fundamental Large Cap Value	3,884,677	—	(129,160)	3,755,517	—	—	(71,785)	50,774,589
Global Absolute Return Strategies	8,353,235	200,553	—	8,553,788	—	—	—	96,914,419
Global Bond	9,607,335	—	—	9,607,335	—	—	—	115,864,465
Global Equity	2,652,709	133,342	(154,527)	2,631,524	—	—	(157,802)	28,315,203
Global Income	4,680,293	68,369	(489,549)	4,259,113	655,117	—	(180,700)	40,759,712
Global Real Estate	1,995,738	—	(153,916)	1,841,822	—	—	648,287	17,847,258
Global Shareholder Yield	2,725,983	196,348	(116,860)	2,805,471	183,103	—	(71,886)	31,729,879
Global Short Duration Credit	3,986,943	58,036	(189,628)	3,855,351	539,680	—	(148,862)	35,854,760
High Yield	1,941,075	24,644	(364,392)	1,601,327	212,426	—	635,999	13,835,463
International Core	601,305	—	(31,727)	569,578	—	—	(60,786)	18,539,752
International Growth Stock	2,162,179	—	—	2,162,179	—	—	—	28,865,087
International Value	3,337,783	—	(143,404)	3,194,379	—	—	(155,461)	50,183,697
Investment Quality Bond	12,790,592	500,538	—	13,291,130	740,526	—	—	165,740,385
Mid Cap Stock	1,406,479	—	(112,264)	1,294,215	—	—	(71,445)	27,424,406
Mid Value	1,252,918	—	(70,115)	1,182,803	—	—	20,184	19,397,972
Natural Resources	1,047,873	—	—	1,047,873	—	—	—	13,402,297
Real Estate Equity	1,545,784	—	(136,747)	1,409,037	—	—	910,179	17,880,674
Real Return Bond	8,666,245	—	(58,319)	8,607,926	—	—	(74,505)	97,011,323
Redwood	1,984,264	—	(54,361)	1,929,903	—	—	2,498	21,344,724
Seaport	751,000	—	—	751,000	—	—	—	8,073,250
Short Duration Credit Opportunities	16,978,600	307,255	(209,701)	17,076,154	1,575,768	—	(53,806)	169,736,969
Short Term Government Income	15,382,657	36,096	(371,784)	15,046,969	350,856	—	(120,751)	146,407,012
Small Cap Growth	917,094	—	(72,363)	844,731	—	—	26,757	8,996,390
Small Cap Value	248,247	—	(15,397)	232,850	—	—	7,909	4,719,874
Small Company Value	2,169,324	(2,029,769)	(5,086)	134,469	—	—	1,622	4,683,568
Spectrum Income	47,788,920	(35,178,751)	(274,445)	12,335,724	651,360	—	(1,376)	130,635,317
Strategic Growth	28,477,324	(27,529,692)	(73,246)	874,386	—	—	26,652	14,471,089
Strategic Income Opportunities	75,062,005	(55,538,286)	(799,242)	18,724,477	1,703,738	—	(33,775)	207,092,718
Total Return	68,791,230	(47,440,181)	(830,716)	20,520,333	—	—	(53,062)	286,258,650
U.S. Equity	37,776,392	(33,739,923)	(166,100)	3,870,369	—	—	3,610	46,018,691
U.S. High Yield Bond	17,225,800	(15,198,648)	(197,698)	1,829,454	274,444	—	(2,839)	21,148,493
					$17,411,129	—	($60,939)	$3,625,001,144

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ3	03/15
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.		5/15

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 18, 2015